Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties

Note 14 — Related Parties

The Company did not make any payments for an unconditional contribution to a related party during the three months ended March 31, 2022 or 2021. As of March 31, 2022, the remaining pledge of $0.4 million is recorded in accrued liabilities and is expected to be paid out within the next 12 months.

In June 2019, we entered into a consulting agreement (the “Master Agreement”) with Abundant Venture Innovation Accelerator (“AVIA”), a company that engages in business incubation activities. AVIA is a related party to the Company because Ted Meisel, a member of our Board of Directors as of September 1, 2021, also serves on the board of directors of AVIA. We also entered into a consulting agreement (the “Consulting Milestone Agreement”) with AVIA, to provide services related to expanding our contractual relationships with health system providers. Pursuant to the Master Agreement and the Consulting Milestone Agreement, the Company agreed to pay AVIA for business development activities. For the three months ended March 31, 2022 and 2021, we paid $0.1 million and $0.3 million, respectively for these consulting services. We additionally issue Common Stock for certain milestones achieved and as of March 31, 2022, a commitment of $0.04 million is recorded in other long-term liabilities.

Note 16 — Related Parties

The Company paid $0.2 million and $0.1 million of an unconditional contribution to a related party during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, the remaining pledge of $0.4 million is recorded in accrued liabilities and is expected to be paid out within the next 12 months.

In June 2019, we entered into a consulting agreement (the “Master Agreement”) with AVIA, a company that engages in business incubation activities. AVIA is a related party to the Company because Ted Meisel, a member of our Board of Directors as of September 1, 2021, also serves on the board of directors of AVIA. Pursuant to the Master Agreement and the Consulting Milestone Agreement, the Company agreed to pay AVIA for business development activities. For the year ended December 31, 2021, the Company paid $0.9 million for these consulting services in addition to issuing Common Stock for an aggregate fair value of approximately $0.8 million for milestones achieved (see Note 13, Stock-based Compensation). As of December 31, 2021, the remaining commitment of $0.04 million is recorded in other long-term liabilities.